Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders ' equity (Paranthaticals)	3 Months Ended
Mar. 31, 2021 shares
As Restated [Member] | Environmental Impact Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements Details Schedule of Statement of Changes In Stockholders Equity [Line Items]
Sale of shares	20,700,000